Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 3,422,578	$ 11,721,476
Bad debt reserve	(14,717,842)	(11,124,368)
Less than 3 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	2,533,525	5,387,285
From 4 to 6 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	686,175	4,107,880
From 7 to 9 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	408,037	4,284,179
From 10 to 12 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	160,761	3,397,470
Over 1 year [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 14,351,922	$ 5,669,030